WARRANTS (Tables)	3 Months Ended
Mar. 31, 2026
Warrants
Schedule of Warrants Activity Summary Table

The following is a summary of the activity of warrants:

	2026-03-31	2025-12-31
	$	$
Opening balance	6,465,936	761,495
Issue of Warrants	4,803	6,532,539
Warrants expired	—	(674,600)
Warrants cancelled	—	(153,498)
Closing balance	6,470,739	6,465,936

	Three months ended March 31, 2026
	Number of warrants	Weighted average exercise price
		$
Opening balance	6,359,067	4.43
Granted during the period	4,757	4.34
Closing balance, as at March 31, 2026	6,363,824	4.43
Closing balance of exercisable warrants, as at March 31, 2026	28,867	24.53

	Twelve months ended December 31, 2025
	Number of warrants	Weighted average exercise price
		$
Opening balance	61,797	114.00
Granted during the period	6,404,177	4.82
Expired during the period	(26,333)	168.61
Cancelled during the period	(80,574)	39.79
Closing balance, as at December 31, 2025	6,359,067	4.43
Closing balance of exercisable warrants, as at December 31, 2025	6,140	78.66

Schedule of Warrants Outstanding and Exercisable Table

The following is a summary of warrants outstanding and exercisable, as at March 31, 2026:

	Warrants outstanding		Warrants exercisable
	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)
March 31, 2026 Exercise price
$4.34	6,265,137	4.73	—	—
$4.34	65,063	4.75	—	—
$4.34	4,757	4.84	—	—
$9.90	22,727	2.66	22,727	2.66
$75.00	5,640	0.41	5,640	0.41
$120.00	500	0.41	500	0.41
	6,363,824		28,867

	Warrants outstanding		Warrants exercisable
December 31, 2025 Exercise price	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)
$4.34	6,265,137	4.98	—	—
$4.34	65,063	5.00	—	—
$9.90	22,727	2.91	—	—
$75.00	5,640	0.66	5,640	0.66
$120.00	500	0.66	500	0.66
	6,359,067		6,140